UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2007


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, April 25, 2007


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    53
Form 13F information Table Value Total:    $123,960

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21st Century Insurance Group   COM              90130n103     2377   112100 SH       SOLE                   112100
Agere Systems Inc.             COM              00845v308     3085   136400 SH       SOLE                   136400
Altiris, Inc.                  COM              02148m100     4114   125000 SH       SOLE                   125000
Bairnco Corporation            COM              057097107     1532   113937 SH       SOLE                   113937
Biomet Inc.                    COM              090613100     1810    42600 SH       SOLE                    42600
Biosite Incorporated           COM              090945106     3359    40000 SH       SOLE                    40000
Boston Scientific Corporation  COM              101137107     1105    75996 SH       SOLE                    75996
Carnival Corporation           PAIRED CTF       143658300     2423    51700 SH       SOLE                    51700
Carreker Corporation           COM              144433109     3141   391700 SH       SOLE                   391700
Clear Channel Communications,  COM              184502102     1577    45000 SH       SOLE                    45000
Computer Horizons Corp.        COM              205908106      457   609727 SH       SOLE                   609727
Corillian Corporation          COM              218725109     3897   780900 SH       SOLE                   780900
Cumberland Resources Ltd.      COM              23077r100     1766   270000 SH       SOLE                   270000
Dendrite International, Inc.   COM              248239105     3523   225000 SH       SOLE                   225000
Electronic Clearing House, Inc COM PAR.01 NEW   285562500      849    73100 SH       SOLE                    73100
Energy Partners, Ltd.          COM              29270u105     1656    91218 SH       SOLE                    91218
Fieldstone Investment Corporat COM              31659u300      895   291400 SH       SOLE                   291400
Giant Industries, Inc.         COM              374508109     3054    40375 SH       SOLE                    40375
Government Properties Trust, I COM              38374w107     3072   287100 SH       SOLE                   287100
Great American Financial Resou COM              389915109     2448   100000 SH       SOLE                   100000
Harrah's Entertainment, Inc.   COM              413619107     3125    37000 SH       SOLE                    37000
Horizon Health Corporation     COM              44041y104     3167   162000 SH       SOLE                   162000
Hyperion Solutions Corporation COM              44914m104     3628    70000 SH       SOLE                    70000
I-many, Inc.                   COM              44973q103     1167   586281 SH       SOLE                   586281
IntraLase Corp.                COM              461169104     3440   137722 SH       SOLE                   137722
John H. Harland Company        COM              412693103     1025    20000 SH       SOLE                    20000
Keyspan Energy Corp.           COM              49337w100     1527    37100 SH       SOLE                    37100
Kinder Morgan, Inc.            COM              49455p101     1629    15300 SH       SOLE                    15300
Lone Star Technologies, Inc.   COM              542312103     1849    28000 SH       SOLE                    28000
Longview Fibre                 COM              543213102     1601    65000 SH       SOLE                    65000
MapInfo Corporation            COM              565105103     3019   150000 SH       SOLE                   150000
Net Ratings Inc                COM              64116m108     3144   151153 SH       SOLE                   151153
New River Pharmaceuticals Inc. COM              648468205     4772    75000 SH       SOLE                    75000
Northwestern Corporation       COM NEW          668074305     2940    82969 SH       SOLE                    82969
Novelis, Inc.                  COM              67000x106     3970    90000 SH       SOLE                    90000
Realogy Corporation            COM              75605e100     1066    36000 SH       SOLE                    36000
Sabre Holdings Corp Cl A       CL A             785905100     1801    55000 SH       SOLE                    55000
SafeNet, Inc.                  COM              78645r107     1610    56900 SH       SOLE                    56900
Scottish Power plc-ADR         SP ADR FNL NEW   81013t804     3139    50000 SH       SOLE                    50000
Steel Technologies Inc.        COM              858147101     1381    46700 SH       SOLE                    46700
Stone Energy Corporation       COM              861642106     2016    67910 SH       SOLE                    67910
Synagro Technologies, Inc.     COM NEW          871562203      287    50000 SH       SOLE                    50000
TB Wood's Corporation          COM              872226105     3054   124005 SH       SOLE                   124005
TODCO                          COM              88889t107     3577    88700 SH       SOLE                    88700
The Topps Company, Inc.        COM              890786106     1610   165600 SH       SOLE                   165600
Therma-Wave Inc.               COM              88343a108     2226  1436000 SH       SOLE                  1436000
Traffic.com, Inc.              COM              892717109     2569   318400 SH       SOLE                   318400
Triad Hospitals, Inc.          COM              89579k109     3396    65000 SH       SOLE                    65000
USI Holdings Corporation       COM              90333h101     1444    85700 SH       SOLE                    85700
WebEx Communications, Inc.     COM              94767l109     2843    50000 SH       SOLE                    50000
Wild Oats Markets              COM              96808b107      206    11300 SH       SOLE                    11300
Winston Hotels, Inc.           COM              97563a102     1550   103100 SH       SOLE                   103100
Witness Systems, Inc.          COM              977424100     4042   150000 SH       SOLE                   150000